Share-Based Compensation - Equity-Classified Valuation (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life – years	6 years
Volatility	63.55%
Risk-free interest rate	2.72%
Dividend yield	0.00%